PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PLANT AND EQUIPMENT

Computer equipment
USD
Cost:
At April 1, 2024, March 31, 2025 and March 31, 2026	5,038
Accumulated depreciation:
At April 1, 2024, March 31, 2025 and March 31, 2026	(5,038)
Net carrying amount:
At March 31, 2025 and March 31, 2026	-

SCHEDULE OF ESTIMATED USEFUL LIVES OF PLANT AND EQUIPMENT
Office equipment	5 years